ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2026	2025

Accounts receivable – third parties	$489,336	$14,781
Less: allowance for expected credit loss	(623)	(11)
Accounts receivable – third parties, net	$488,713	$14,770

	As of March 31,
	2026	2025

Accounts receivable – related parties	$1,898,905	$2,840,949
Less: allowance for expected credit loss	(129,398)	(25,672)
Accounts receivable – related parties, net	$1,769,507	$2,815,277

	As of March 31,
	2026	2025

Accounts receivable	$2,388,241	$2,855,730
Less: allowance for expected credit loss	(130,021)	(25,683)
Accounts receivable, net	$2,258,220	$2,830,047

Accounts receivable are with credit terms of 90 days. As of the end of each of the financial year, the ageing analysis of accounts receivable – related parties and accounts receivable – third parties, net of allowance for expected credit loss, based on the due date is as follows:

	As of March 31,
	2026	2025

0 to 30 days	$933,543	$1,372,602
31 to 60 days	167,838	440,746
61 to 90 days	122,610	588,973
91 to 180 days	381,809	376,345
181 to 365 days	157,662	43,948
Over 365 days	494,758	7,433

Balance at end of the year	$2,258,220	$2,830,047

The movement of allowances for current expected credit losses is as follows:

	As of March 31,
	2026	2025

Balance at beginning of the year	$25,683	$14,011
Provision for the year	105,019	11,567
Exchange adjustment	(681)	105
Total	$130,021	$25,683

For the years ended March 31, 2026, 2025 and 2024, the Group provided for provision for impairment losses of $105,019 and $11,567 and $1,087, respectively on accounts receivable.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS